Shareholders' Equity - Preferred Stock Shares (Details) - ALTIMAR ACQUISITION CORP. II [Member] - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0